Deposits from central banks and credit institutions	12 Months Ended
Dec. 31, 2018
Deposits from central banks and credit institutions
Deposits from central banks and credit institutions

20.   Deposits from central banks and credit institutions

The detail, by classification, counterparty, type and currency, of Deposits from central banks and Deposits from credit institutions in the consolidated balance sheets is as follows:

	Million of euros
	2018	2017	2016

CENTRAL BANKS
Classification:
Financial liabilities held for trading	—	282	1,351
Financial liabilities designated at fair value through profit or loss	14,816	8,860	9,112
Financial liabilities at amortised cost	72,523	71,414	44,112
	87,339	80,556	54,575
Type:
Deposits on demand	5	5	5
Time deposits	82,797	78,801	46,278
Reverse repurchase agreements	4,537	1,750	8,292
	87,339	80,556	54,575

CREDIT INSTITUTIONS
Classification:
Financial liabilities held for trading	—	292	44
Financial liabilities designated at fair value through profit or loss	10,891	18,166	5,015
Financial liabilities at amortised cost	89,679	91,300	89,764
	100,570	109,758	94,823

Type:
Deposits on demand	6,154	6,444	4,220
Time deposits	53,421	54,159	61,321
Reverse repurchase agreements	40,873	49,049	29,277
Subordinated deposits	122	106	5
	100,570	109,758	94,823

Currency:
Euro	97,323	119,606	74,746
Pound sterling	19,301	14,820	12,237
US dollar	45,848	33,259	40,514
Brazilian real	18,657	16,485	16,537
Other currencies	6,780	6,144	5,364
TOTAL	187,909	190,314	149,398

The increase in Deposits from central banks measured at amortised cost mainly relates to the Grupo Banco Popular acquisition in 2017 and the Group’s participation in the last years in the European Central Bank's targeted longer-term refinancing operations (LTRO (Long-Term Refinancing Operation) and TLTROs (Targeted Long-Term Refinancing Operation)) which amounts to EUR 55,382 million at December 31, 2018.

Note 51 contains a detail of the residual maturity periods of financial liabilities at amortised cost and of the related average interest rates.